Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
Note 8. Inventories

	2019		2018
Finished products	Ps.	3,996	Ps.	3,956
Raw materials		3,657		3,074
Non-strategic spare parts		1,006		1,155
Inventories in transit		1,340		1,311
Packing materials		240		239
Other		299		316

	Ps.	10,538	Ps.	10,051

For the years ended as of December 31, 2019, 2018 and 2017, the Company recognized write-downs of its inventories for Ps. 244, Ps. 122 and Ps. 185, respectively to net realizable value.

For the years ended as of December 31, 2019, 2018 and 2017, changes in inventories are comprised as follows and included in the consolidated income statement under the cost of goods sold caption:

	2019		2018		2017
Changes in inventories of finished goods and work in progress	Ps.	24,676	Ps.	21,457	Ps.	21,412
Raw materials and consumables used		79,520		75,078		80,318

Total	Ps.	104,196	Ps.	96,535	Ps.	101,730